Income Taxes - Uncertain Tax Positions and Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Total uncertain tax positions expected to reverse in the next 12 months	$ 194	$ 603
Total penalty and interest incurred, relating to uncertain tax positions	$ 920	$ 583